Segment information (Details 8) (USD $) In Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Information
External sales and revenues	$ 12,807	$ 11,134	$ 10,409	$ 8,238	$ 7,898	$ 7,298	$ 7,975	$ 9,225	$ 42,588	$ 32,396	$ 51,324
External sales and revenues from Financial Products	666	682	686	687	705	715	721	715	2,721	2,856	3,280
External sales and revenues from Machinery or Power Systems	12,141	10,452	9,723	7,551	7,193	6,583	7,254	8,510	39,867	29,540	48,044
Net property, plant and equipment	12,539				12,386				12,539	12,386	12,524
Financial Products
Segment Reporting Information
External sales and revenues									2,986	3,168	3,588
United States
Segment Reporting Information
External sales and revenues									13,674	10,560	17,291
Net property, plant and equipment	6,427				6,260				6,427	6,260	6,473
Outside the United States
Segment Reporting Information
External sales and revenues									28,914	21,836	34,033
Net property, plant and equipment	6,112				6,126				6,112	6,126	6,051
Japan
Segment Reporting Information
Net property, plant and equipment	1,266				1,432				1,266	1,432	1,533
Canada
Segment Reporting Information
Net property, plant and equipment	893				943				893	943	882
United Kingdom
Segment Reporting Information
Net property, plant and equipment	$ 745				$ 731				$ 745	$ 731	$ 725